Organization and basis of presentation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Organization and basis of presentation
Deficit accumulated during the development stage		$ 8,824	$ 2,624
Reverse stock split conversion ratio	2.023